TAXES ON INCOME	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 12:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rate in Israel:

Taxable income of Israeli companies is subject to tax at the rate of 25% in 2012, 25% in 2013 and 26.5% in 2014.

2.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Certain production and development facilities of the Company have been granted "Approved Enterprise" status pursuant to the Law, which provides certain tax benefits to its investment programs including tax exemptions and reduced tax rates. Income not eligible for Approved Enterprise benefits is taxed at regular rates.

In the event of distribution of dividends from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise's income.

The entitlement to the above benefits is conditional upon the fulfilling of the conditions stipulated by the Laws and regulations. Should they fail to meet such requirements in the future, income attributable to its Approved Enterprise programs could be subject to the statutory Israeli corporate tax rate and they could be required to refund a portion of the tax benefits already received, with respect to such programs. As of December 31, 2014, management believes that the Company's Israeli subsidiaries are in compliance with all the conditions required by the Law.

Effective January 1, 2011, the Knesset enacted the Law for Economic Policy for 2011 and 2012 (Amended Legislation), and among other things, amended the Law, ("the Amendment"). According to the Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the Amendment and from then on it will be subject to the amended tax rates as follows: 2014 - 16%. As of December 31, 2014, the Company has not applied for this amendment. The profits of these “Industrial Companies” will be freely distributable as dividends, subject to a withholding tax of 20% (on distribution commencing January 1, 2014) or lower, under an applicable tax treaty.

The Company and certain of its Israeli subsidiaries intend to apply the new incentives regime under the Amendment to their industrial activity in Israel starting in 2014 and believes it will qualify as an “Beneficiary Company” under the Amendment.

3.	The Company's Israeli entities have received final tax assessments for their Israeli tax return filings through the year 2010.

4.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company qualifies as an Industrial Company within the meaning of the Law for the Encouragement of Industry (Taxes), 1969 (the "Industrial Encouragement Law"). The Industrial Encouragement Law defines an "Industrial Company" as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production. Under the Industrial Encouragement Law, the Company is entitled to amortization of the cost of purchased know-how and patents over an eight-year period for tax purposes as well as accelerated depreciation rates on equipment and buildings.

Eligibility for the benefits under the Industrial Encouragement Law is not subject to receipt of prior approval from any governmental authority.

b.	Non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective domiciles of residence. If earnings are distributed to Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

The amount of the Company cash and cash equivalents that are currently held outside of Israel that would be subject to income taxes if distributed as dividends is $21.2 million. However, a determination of the amount of the unrecognized deferred tax liability for temporary difference related to those undistributed earnings of foreign subsidiaries is not practicable due to the complexity of the structure of our group of subsidiaries for tax purposes and the difficulty of projecting the amount of future tax liability

c.	Net operating loss carryforwards:

As of December 31, 2014, the Company and its Israeli subsidiaries had operating loss carryforwards of $  15,929, which can be carried forward and offset against taxable income in the future for an indefinite period.

The Company's subsidiaries in Europe had estimated total available tax loss carryforwards of $  4,999 as of December 31, 2014, to offset against future taxable income.

The Company's subsidiaries in the U.S. had estimated total available tax loss carryforwards of $  427 as of December 31, 2014, which can be carried forward and offset against taxable income for a period of up to 20 years, from the year the loss was incurred.

Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions ("annual limitations") of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

d.	Income before taxes on income:

	Year ended December 31,
	2012	2013	2014

Domestic	$10,462	$16,165	$14,690
Foreign	6,092	2,266	4,183

	$16,554	$18,431	$18,873

e.	Taxes on income:

Taxes on income (tax benefit) consist of the following:

	Year ended December 31,
	2012	2013	2014
Current:

Domestic	$(1,291)	$(1,277)	$241
Foreign	302	781	689

	(989)	(496)	930
Deferred taxes:

Domestic	414	2,673	2,575
Foreign	669	(602)	(1,198)

	1,083	2,071	1,377

Taxes on income (tax benefit)	$94	$1,575	$2,307

f.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company and its subsidiaries deferred tax assets are as follows:

	December 31,
	2013	2014

Net operating loss carryforwards	$5,293	$4,627
Allowances, reserves and intangible assets	1,207	1,080

Deferred tax assets before valuation allowance	6,500	5,707
Less - valuation allowance	(1,154)	(3,570)

Deferred tax assets	5,346	2,137
Capitalized software costs	(1,723)	-

Deferred tax assets, net	$3,623	$2,137

	December 31,
	2013	2014

Current tax assets	$1,949	$554
Non-current tax assets	1,674	1,583

Deferred tax assets	$3,623	$2,137

Current taxes are included under other accounts receivable and prepaid expenses.

Significant components of the Company and its subsidiaries deferred tax liability are as follows:

	December 31,
	2013	2014

Current tax liabilities	$2,567	$760
Non-current tax liabilities	2,204	4,086

Net deferred tax liabilities	$4,771	$4,846

Both current deferred tax liabilities and long term deferred tax liabilities are in respect of acquired intangible assets.

g.	Reconciliation of the theoretical tax expense to the actual tax expense:

Reconciling items between the 2012, 2013 and 2014 statutory tax rate (25%, 25% and 26.5%, respectively) of the Company and the effective tax rate is presented in the following table:

	Year ended December 31,
	2012		2013	2014

Income before taxes, as reported in the consolidated statements of income	$16,554		$18,431	$18,873

Statutory tax rate	25%		25%	26.5%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$4,139		$4,609	$5,001
Tax adjustment in respect of different tax rates	444		484	80
Deferred taxes on losses for which full valuation allowance was provided in the past	651		(304)	236
Changes in valuation allowance	(2,003)		-	-
Tax benefits in respect of prior years, net	(1,126)	*)	203	(516)
Nondeductible expenses	20		95	82
Uncertain tax position and other differences	(2,031)	**)	(3,512)	(2,576)

Income tax (tax benefit)	$94		$1,575	$2,307

*)	In 2012, the Company reversed its write-off of tax prepayment advances from prior years since the Company believes the utilization of the prepayments is more-likely-than not in the near future.
**)	This amount is mainly comprised of tax provisions reversal due to statute of limitation of prior years' tax assessments amounting to $1,270.

h.
The Company applies ASC 740, "Income Taxes" with regards to tax uncertainties. During the years ended December 31, 2012, 2013 and 2014, the Company recorded $  219, $2,811 and $ 156 of tax income, respectively, as a result of this application.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

Gross unrecognized tax benefits at January 1, 2012	$3,528

Increase in tax positions taken in prior years	270

Decrease in tax positions taken in prior years	(489)

Gross unrecognized tax benefits at December 31, 2012	3,309
Increase in tax positions taken in prior years	-

Decrease in tax positions taken in prior years	(2,811)

Gross unrecognized tax benefits at December 31, 2013	498

Increase in tax positions taken in prior years	-

Decrease in tax positions taken in prior years	(156)

Gross unrecognized tax benefits at December 31, 2014	$342

As of December 31, 2014, the entire amount of unrecognized tax benefit could affect the Company's income tax provision and the effective tax rate.